ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Receivables [Abstract]
Accounts receivable	$ 162,500	$ 65,100	$ 7,500
Allowance for doubtful accounts	(8,100)	(1,800)	(1,000)
Accounts receivable, net	$ 154,400	$ 63,300	$ 6,500